Note Payable, net (Details) - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Notes Payable, net:
Principal outstanding	$ 10,000,000
Accrued Interest	151,003
Accrued Termination Fee	89,486
Note Payable Gross	10,240,489
Less: discount on note payable	(1,228,138)
Notes Payable	9,012,351	$ 3,708,000	$ 3,758,000
Less: current portion, net	2,631,564
Long-term portion, net	$ 6,380,787